Apr. 25, 2016
Equinox BH-DG Strategy Fund
Equinox BH-DG Strategy Fund

Equinox BH-DG Strategy Fund

(the “Fund”)

of

EQUINOX FUNDS TRUST

Supplement dated April 25, 2016 (“Supplement”) to the Fund’s Prospectus

The information in this Supplement updates and amends certain information contained in the currently effective Prospectus dated on or before the date of this Supplement and should be read in conjunction with any such Prospectus.

In Footnote (3) to the table “Fees and Expenses of the Fund” on page 1 of the Prospectus, all references to the “Campbell Program” are hereby deleted and replaced with the “BH-DG Program.”

Investors should retain this supplement for future reference.